COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees and Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Guarantees outstanding	$ 1,202